Information by Segment - Summary of Assets and Liabilities by Segment (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	$ 2,370,971,259	$ 3,064,242,319
Cash and cash equivalents	563,291,290	875,213,699	$ 309,975,140	$ 332,036,013
Other current financial assets	67,736,634	3,530,216
Other current non-financial assets	100,497,325	192,640,352
Trade and other receivables, current	1,449,294,549	1,509,513,355
Current accounts receivable from related parties	50,274,125	256,268,604
Inventories	58,761,879	77,916,093
Current tax assets	81,115,457	120,558,367
Non-current assets or disposal groups held for sale		28,601,633
TOTAL NON-CURRENT ASSETS	9,462,749,777	8,801,337,413
Other non-current financial assets	11,602,385	59,827,640
Other non-current non-financial assets	238,393,864	78,276,341
Trade and other non-current receivables	903,678,141	691,147,645
Investments accounted for using the equity method	25,353,785	17,752,778	9,923,933
Intangible assets other than goodwill	195,009,500	191,441,263	191,221,555
Goodwill	884,464,658	883,613,429	921,078,198
Property, plant and equipment	6,850,184,820	6,572,353,994	6,110,688,761
Investment property	7,340,561	7,348,262	7,539,005
Right-of-use asset	269,052,555	233,698,432
Deferred tax assets	77,669,508	65,877,629
TOTAL ASSETS	11,833,721,036	11,865,579,732
TOTAL CURRENT LIABILITIES	2,793,918,344	3,168,491,880
Other current financial liabilities	615,014,915	68,519,783
Current lease liabilities	24,138,193	19,020,636
Trade and other payables, current	1,464,491,965	1,743,892,909
Current accounts payable to related parties	462,578,466	946,498,574
Other current provisions	25,152,710	22,902,006
Current tax liabilities	160,107,212	334,336,370
Other current non-financial liabilities	42,434,883	33,321,602
TOTAL NON-CURRENT LIABILITIES	4,278,916,420	4,308,148,549
Other non-current financial liabilities	1,904,512,941	2,183,803,256
Non-current lease liabilities	243,924,027	216,664,919
Trade and other payables non-current	595,534,857	308,308,862
Non-Current accounts payable to related parties	1,034,791,219	1,147,096,713
Other long-term provisions	211,600,686	189,470,243
Deferred tax liabilities	172,512,663	199,016,494
Non-current provisions for employee benefits	62,820,044	62,699,415	58,951,586
Other non-current non-financial liabilities	53,219,983	1,088,647
TOTAL EQUITY	4,760,886,272	4,388,939,303	3,346,492,898	3,594,274,499
Equity attributable to shareholders of Enel Chile	4,446,079,918	4,097,200,895
Share and paid-in capital	3,882,103,470	3,882,103,470
Retained earnings	2,917,851,065	2,474,432,817
Other reserves	(2,353,874,617)	(2,259,335,392)	$ (2,387,421,412)	$ (2,277,625,485)
Non-controlling interests	314,806,354	291,738,408
TOTAL LIABILITIES AND EQUITY	11,833,721,036	11,865,579,732
Operating Segments [Member] | Generation [Member]
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	1,918,545,247	1,937,857,990
Cash and cash equivalents	212,823,126	15,577,716
Other current financial assets	65,072,295	3,328,010
Other current non-financial assets	63,169,465	168,853,772
Trade and other receivables, current	912,771,091	941,807,106
Current accounts receivable from related parties	602,190,049	686,500,891
Inventories	50,938,318	48,882,081
Current tax assets	11,580,903	46,194,764
Non-current assets or disposal groups held for sale		26,713,650
TOTAL NON-CURRENT ASSETS	6,773,894,183	6,459,003,403
Other non-current financial assets	11,602,385	57,198,350
Other non-current non-financial assets	233,071,238	71,679,797
Trade and other non-current receivables	4,475,497	46,817,168
Non-current accounts receivable from related parties	153,975,416	147,613,887
Investments accounted for using the equity method	20,010,858	12,792,475
Intangible assets other than goodwill	109,392,412	107,712,453
Goodwill	34,627,899	34,282,519
Property, plant and equipment	5,922,784,386	5,715,336,720
Right-of-use asset	251,295,312	231,835,979
Deferred tax assets	32,658,780	33,734,055
TOTAL ASSETS	8,692,439,430	8,396,861,393
TOTAL CURRENT LIABILITIES	2,065,637,016	1,815,369,972
Other current financial liabilities	476,577,537	55,252,071
Current lease liabilities	18,751,822	17,743,500
Trade and other payables, current	1,002,109,641	1,077,964,004
Current accounts payable to related parties	460,472,605	607,176,390
Other current provisions	22,069,709	22,008,065
Current tax liabilities	62,449,826	21,154,968
Other current non-financial liabilities	23,205,876	14,070,974
TOTAL NON-CURRENT LIABILITIES	3,247,604,951	3,232,461,558
Other non-current financial liabilities	474,491,353	876,704,452
Non-current lease liabilities	217,887,656	214,705,438
Trade and other payables non-current	177,737	267,218
Non-Current accounts payable to related parties	2,098,869,424	1,742,214,913
Other long-term provisions	205,028,658	177,512,333
Deferred tax liabilities	178,226,692	201,374,515
Non-current provisions for employee benefits	20,635,624	19,682,689
Other non-current non-financial liabilities	52,287,807
TOTAL EQUITY	3,379,197,463	3,349,029,863
Equity attributable to shareholders of Enel Chile	3,379,197,463	3,349,029,863
Share and paid-in capital	1,076,103,676	1,270,222,769
Retained earnings	2,202,473,358	1,900,047,598
Share Premium	85,511,492	85,511,492
Other reserves	15,108,937	93,248,004
TOTAL LIABILITIES AND EQUITY	8,692,439,430	8,396,861,393
Operating Segments [Member] | Distribution [Member]
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	536,336,504	517,448,833
Cash and cash equivalents	2,940,695	1,645,018
Other current financial assets	1,120,178	102,529
Other current non-financial assets	4,807,040	2,071,666
Trade and other receivables, current	494,896,062	498,172,677
Current accounts receivable from related parties	24,952,429	3,546,493
Inventories	5,724,742	4,696,300
Current tax assets	1,895,358	6,555,521
Non-current assets or disposal groups held for sale		658,629
TOTAL NON-CURRENT ASSETS	1,849,188,188	1,503,735,962
Other non-current non-financial assets	3,953,515	3,974,661
Trade and other non-current receivables	802,625,706	521,384,397
Intangible assets other than goodwill	77,195,083	76,341,449
Goodwill	2,240,478	2,240,478
Property, plant and equipment	925,450,961	866,265,376
Right-of-use asset	2,447,477	2,552,157
Deferred tax assets	35,274,968	30,977,444
TOTAL ASSETS	2,385,524,692	2,021,184,795
TOTAL CURRENT LIABILITIES	576,000,954	707,079,955
Other current financial liabilities	962,993	5,288,702
Current lease liabilities	1,295,890	1,273,849
Trade and other payables, current	295,724,035	371,911,869
Current accounts payable to related parties	265,096,026	315,459,903
Other current provisions	180,851	180,851
Current tax liabilities		944,932
Other current non-financial liabilities	12,741,159	12,019,849
TOTAL NON-CURRENT LIABILITIES	1,110,485,915	629,125,828
Non-current lease liabilities	1,937,104	1,959,481
Trade and other payables non-current	595,066,548	308,041,157
Non-Current accounts payable to related parties	482,987,295	281,625,788
Other long-term provisions	6,572,028	11,957,910
Non-current provisions for employee benefits	22,990,764	24,452,845
Other non-current non-financial liabilities	932,176	1,088,647
TOTAL EQUITY	699,037,823	684,979,012
Equity attributable to shareholders of Enel Chile	699,037,823	684,979,012
Share and paid-in capital	177,568,664	177,568,664
Retained earnings	788,921,243	778,754,348
Share Premium	273,307	273,307
Other reserves	(267,725,391)	(271,617,307)
TOTAL LIABILITIES AND EQUITY	2,385,524,692	2,021,184,795
Material reconciling items [member]
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	(83,910,492)	608,935,496
Cash and cash equivalents	347,527,469	857,990,965
Other current financial assets	1,544,161	99,677
Other current non-financial assets	32,520,820	21,714,914
Trade and other receivables, current	41,627,396	69,533,572
Current accounts receivable from related parties	(576,868,353)	(433,778,780)
Inventories	2,098,819	24,337,712
Current tax assets	67,639,196	67,808,082
Non-current assets or disposal groups held for sale		1,229,354
TOTAL NON-CURRENT ASSETS	839,667,406	838,598,048
Other non-current financial assets		2,629,290
Other non-current non-financial assets	1,369,111	2,621,883
Trade and other non-current receivables	96,576,938	122,946,080
Non-current accounts receivable from related parties	153,975,416	(147,613,887)
Investments accounted for using the equity method	5,342,927	4,960,303
Intangible assets other than goodwill	8,422,005	7,387,361
Goodwill	847,596,281	847,090,432
Property, plant and equipment	1,949,473	(9,248,102)
Investment property	7,340,561	7,348,262
Right-of-use asset	15,309,766	(689,704)
Deferred tax assets	9,735,760	1,166,130
TOTAL ASSETS	755,756,914	1,447,533,544
TOTAL CURRENT LIABILITIES	152,280,374	646,041,953
Other current financial liabilities	137,474,385	7,979,010
Current lease liabilities	4,090,481	3,287
Trade and other payables, current	166,658,289	294,017,036
Current accounts payable to related parties	(262,990,165)	23,862,281
Other current provisions	2,902,150	713,090
Current tax liabilities	97,657,386	312,236,470
Other current non-financial liabilities	6,487,848	7,230,779
TOTAL NON-CURRENT LIABILITIES	(79,174,446)	446,561,163
Other non-current financial liabilities	1,430,021,588	1,307,098,804
Non-current lease liabilities	24,099,267
Trade and other payables non-current	290,572	487
Non-Current accounts payable to related parties	(1,547,065,500)	(876,743,988)
Deferred tax liabilities	5,714,029	2,358,021
Non-current provisions for employee benefits	19,193,656	18,563,881
TOTAL EQUITY	682,650,986	354,930,428
Equity attributable to shareholders of Enel Chile	682,650,986	354,930,428
Share and paid-in capital	2,628,431,130	2,434,312,037
Retained earnings	(73,543,536)	(204,369,129)
Share Premium	(85,784,799)	(85,784,799)
Other reserves	(1,786,451,809)	(1,789,227,681)
TOTAL LIABILITIES AND EQUITY	$ 755,756,914	$ 1,447,533,544